UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Corporate Bonds (22.0%)
	Consumer Discretionary (5.7%)
1,400,000	Altice Luxembourg, SA*^ 7.750%, 05/15/22	$1,487,500
5,955,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	6,170,869
6,482,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	6,696,198
1,749,000	Century Communities, Inc. 6.875%, 05/15/22	1,802,563
2,300,000	Charter Communications Operating, LLC / Charter Communications Operating Capitalµ 4.908%, 07/23/25	2,415,000
3,400,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	3,612,500
	DISH DBS Corp.
12,230,000	5.875%, 07/15/22^	12,726,844
5,000,000	6.750%, 06/01/21	5,381,250
3,500,000	5.125%, 05/01/20	3,607,187
	GameStop Corp.*
1,500,000	6.750%, 03/15/21^	1,528,125
1,315,000	5.500%, 10/01/19µ	1,355,272
2,171,000	Golden Nugget, Inc.* 8.500%, 12/01/21	2,329,754
4,500,000	Goodyear Tire & Rubber Companyµ 7.000%, 05/15/22	4,716,562
	L Brands, Inc.µ
4,000,000	6.875%, 11/01/35	3,927,500
2,750,000	5.625%, 02/15/22	2,890,937
2,435,000	Liberty Interactive, LLC 8.250%, 02/01/30	2,599,363
	Meritage Homes Corp.µ
3,280,000	7.000%, 04/01/22	3,614,150
2,500,000	7.150%, 04/15/20	2,742,188
550,000	PetSmart, Inc.*^ 7.125%, 03/15/23	541,063
1,650,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	1,753,125
8,610,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	10,396,575
1,308,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	1,368,495
	SFR Group, SA*
2,600,000	6.000%, 05/15/22	2,679,625
1,400,000	7.375%, 05/01/26	1,438,500
7,800,000	Sirius XM Radio, Inc.*µ 6.000%, 07/15/24	8,307,000
2,900,000	Time, Inc.* 5.750%, 04/15/22	2,981,562
3,895,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	3,965,597
		103,035,304

	Consumer Staples (0.6%)
2,150,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,887,969

PRINCIPAL AMOUNT		VALUE
4,700,000	JBS USA LUX SA* 5.750%, 06/15/25	$4,838,062
2,131,000	Post Holdings, Inc.* 7.750%, 03/15/24	2,362,746
2,150,000	The Nature’s Bounty Co.* 7.625%, 05/15/21	2,265,563
		11,354,340

	Energy (2.7%)
6,169,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	5,837,416
1,330,000	Bill Barrett Corp. 7.000%, 10/15/22	1,325,013
	Carrizo Oil & Gas, Inc.^
3,035,000	7.500%, 09/15/20	3,152,606
1,250,000	6.250%, 04/15/23	1,285,156
7,847,000	Cimarex Energy Companyµ 5.875%, 05/01/22	8,152,719
	Energy Transfer Equity, LPµ
1,850,000	5.500%, 06/01/27	1,921,688
575,000	5.875%, 01/15/24	615,969
2,900,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	1,656,625
	Gulfport Energy Corp.*
1,080,000	6.000%, 10/15/24	1,102,275
1,000,000	6.375%, 05/15/25	1,028,125
3,470,000	MPLX, LPµ 4.875%, 06/01/25	3,648,688
	Oasis Petroleum, Inc.^
2,040,000	6.500%, 11/01/21	2,088,450
1,200,000	6.875%, 01/15/23	1,233,000
1,654,000	PDC Energy, Inc.*^ 6.125%, 09/15/24	1,732,565
680,000	Rice Energy, Inc.^ 7.250%, 05/01/23	734,825
6,500,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	6,650,312
3,340,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	3,356,700
1,693,889	W&T Offshore, Inc.* 8.500%, 06/15/21	1,185,722
2,150,000	Western Refining, Inc. 6.250%, 04/01/21	2,233,312
		48,941,166

	Financials (2.0%)
	Ally Financial, Inc.µ
4,119,000	8.000%, 11/01/31	4,899,036
3,100,000	7.500%, 09/15/20	3,512,687
5,100,000	AON Corp.µ 8.205%, 01/01/27	6,546,258
6,025,000	Jefferies Finance, LLC* 7.375%, 04/01/20	6,089,016
1,200,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,222,500
11,000,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	11,371,085
2,400,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	2,314,500
		35,955,082

	Health Care (2.2%)
5,580,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	5,834,587

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
983,000	Alere, Inc. 6.500%, 06/15/20	$981,157
6,285,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	5,181,197
1,270,000	Endo International, PLC*‡ 7.250%, 01/15/22	1,158,081
2,600,000	Endo, Ltd.* 6.000%, 07/15/23	2,226,250
8,905,000	HCA Holdings, Inc. 5.875%, 05/01/23	9,517,219
1,025,000	Hologic, Inc.* 5.250%, 07/15/22	1,073,688
3,600,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	3,183,750
2,915,000	Teleflex, Inc.µ 5.250%, 06/15/24	3,022,491
3,600,000	Tenet Healthcare Corp.^ 6.750%, 06/15/23	3,408,750
2,250,000	Valeant Pharmaceuticals International, Inc.*^ 7.000%, 10/01/20	2,050,312
1,800,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	1,779,750
		39,417,232

	Industrials (2.5%)
1,300,000	ACCO Brands Corp.* 5.250%, 12/15/24	1,308,938
380,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	384,275
2,105,000	Garda World Security Corp.* 7.250%, 11/15/21	2,015,538
4,605,000	H&E Equipment Services, Inc. 7.000%, 09/01/22	4,858,275
265,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	268,975
	IHO Verwaltungs GmbH*µ
600,000	4.500%, 09/15/23	594,750
600,000	4.125%, 09/15/21	606,375
	Meritor, Inc.
3,756,000	6.750%, 06/15/21	3,887,460
1,867,000	6.250%, 02/15/24	1,882,169
	Michael Baker International, LLC*
1,943,000	8.250%, 10/15/18	1,964,859
1,450,047	8.875%, 04/15/19	1,380,263
2,470,000	Navistar International Corp. 8.250%, 11/01/21	2,496,244
8,000,000	Terex Corp. 6.500%, 04/01/20	8,192,640
5,000,000	TransDigm, Inc.^ 6.500%, 07/15/24	5,028,125
2,300,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,413,563
	United Rentals North America, Inc.
4,123,000	7.625%, 04/15/22	4,329,150
2,300,000	6.125%, 06/15/23	2,430,812
1,335,000	WESCO Distribution, Inc.* 5.375%, 06/15/24	1,335,778
		45,378,189

	Information Technology (2.7%)
1,947,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	2,010,219

PRINCIPAL AMOUNT		VALUE
	Amkor Technology, Inc.
4,500,000	6.625%, 06/01/21^	$4,632,187
3,080,000	6.375%, 10/01/22	3,214,750
11,000,000	Belden, Inc.*µ 5.500%, 09/01/22	11,398,750
3,280,000	Cardtronics, Inc.µ 5.125%, 08/01/22	3,333,300
285,000	CBS Radio, Inc.* 7.250%, 11/01/24	297,469
	CDW, LLC / CDW Finance Corp.µ
2,600,000	6.000%, 08/15/22	2,756,000
809,000	5.000%, 09/01/23	827,708
2,350,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	2,505,687
7,800,000	First Data Corp.*^ 7.000%, 12/01/23	8,282,625
	Nuance Communications, Inc.*µ
1,300,000	6.000%, 07/01/24	1,334,125
1,200,000	5.625%, 12/15/26	1,198,500
686,000	5.375%, 08/15/20	704,008
7,000,000	ViaSat, Inc. 6.875%, 06/15/20	7,227,500
		49,722,828

	Materials (1.1%)
3,000,000	ArcelorMittal, SA^ 6.125%, 06/01/25	3,301,875
2,250,000	Arconic, Inc.µ 5.125%, 10/01/24	2,340,000
1,231,000	Chemtura Corp. 5.750%, 07/15/21	1,281,009
	First Quantum Minerals, Ltd.*
787,000	7.000%, 02/15/21	808,643
777,000	6.750%, 02/15/20	798,368
	INEOS Group Holdings, SA*^
1,600,000	5.625%, 08/01/24	1,603,000
600,000	5.875%, 02/15/19	611,007
3,650,000	New Gold, Inc.* 7.000%, 04/15/20	3,716,156
1,340,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,405,325
3,600,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	3,791,250
		19,656,633

	Real Estate (0.1%)
	DuPont Fabros Technology, LPµ
1,100,000	5.875%, 09/15/21	1,150,188
785,000	5.625%, 06/15/23	817,381
260,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	272,675
		2,240,244

	Telecommunication Services (1.7%)
	CenturyLink, Inc.µ
1,956,000	6.750%, 12/01/23	2,018,347
975,000	7.500%, 04/01/24	1,035,328
	CSC Holdings, LLC*
1,200,000	10.875%, 10/15/25	1,431,000
1,000,000	5.500%, 04/15/27µ	1,015,625
200,000	10.125%, 01/15/23	232,375
	Frontier Communications Corp.
3,380,000	7.625%, 04/15/24	2,991,300
2,880,000	10.500%, 09/15/22	3,013,200

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,550,000	11.000%, 09/15/25^	$1,571,313
187,000	6.875%, 01/15/25	157,314
2,815,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	2,922,322
	Sprint Corp.
5,380,000	7.875%, 09/15/23	5,887,737
2,960,000	7.125%, 06/15/24^	3,124,650
4,450,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	4,736,469
		30,136,980

	Utilities (0.7%)
2,900,000	AES Corp.µ 7.375%, 07/01/21	3,273,375
3,043,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	3,191,346
5,885,000	Calpine Corp.*^µ 7.875%, 01/15/23	6,146,147
		12,610,868

	Total Corporate Bonds (Cost $391,933,893)	398,448,866

Convertible Bonds (14.5%)
	Consumer Discretionary (5.3%)
3,466,000	Ctrip.com International, Ltd.* 1.250%, 09/15/22	3,417,840
7,300,000	DISH Network Corp.* 3.375%, 08/15/26	8,530,452
24,200,000	Liberty Interactive, LLC*^ 1.750%, 09/30/46	27,260,937
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46*	17,042,971
14,750,000	1.375%, 10/15/23	15,933,392
4,850,000	Macquarie Infrastructure Corp.^ 2.000%, 10/01/23	4,764,010
16,580,000	Priceline Group, Inc.^ 0.900%, 09/15/21	17,930,524
		94,880,126

	Energy (0.5%)
8,850,000	Nabors Industries, Inc.* 0.750%, 01/15/24	8,963,988

	Financials (0.4%)
7,500,000	Ares Capital Corp.* 3.750%, 02/01/22	7,425,375

	Health Care (0.6%)
8,800,000	Hologic, Inc.‡ 0.000%, 12/15/43	10,826,728

	Industrials (0.2%)
2,569,000	Air Lease Corp. 3.875%, 12/01/18	3,591,899

	Information Technology (6.1%)
2,584,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	3,849,514
4,200,000	Citrix Systems, Inc. 0.500%, 04/15/19	4,863,096
3,725,000	Euronet Worldwide, Inc. 1.500%, 10/01/44	4,258,122
4,900,000	Finisar Corp.* 0.500%, 12/15/36	4,943,610

PRINCIPAL AMOUNT		VALUE
6,100,000	Inphi Corp.* 0.750%, 09/01/21	$6,593,033
8,100,000	Intel Corp. 3.250%, 08/01/39	14,418,364
13,000,000	Microchip Technology, Inc. 1.625%, 02/15/25	17,700,215
1,370,000	NVIDIA Corp. 1.000%, 12/01/18	7,455,081
6,300,000	NXP Semiconductors, NV^ 1.000%, 12/01/19	7,167,006
13,100,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	13,685,242
14,420,000	Salesforce.com, Inc. 0.250%, 04/01/18	18,237,118
3,700,000	Veeco Instruments, Inc. 2.700%, 01/15/23	3,621,431
4,313,000	WebMD Health Corp.* 2.625%, 06/15/23	4,084,260
		110,876,092

	Materials (0.4%)
5,300,000	Royal Gold, Inc. 2.875%, 06/15/19	5,799,816
1,941,000	RTI International Metals, Inc. 1.625%, 10/15/19	2,125,919
		7,925,735

	Real Estate (1.0%)
4,520,000	Colony Starwood Homes* 3.500%, 01/15/22	4,581,246
5,300,000	Empire State Realty OP, LP* 2.625%, 08/15/19	6,033,838
3,400,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	3,459,653
3,500,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	3,798,130
		17,872,867

	Total Convertible Bonds (Cost $244,047,510)	262,362,810

U.S. Government and Agency Securities (0.4%)
	United States Treasury Note
6,450,000	2.000%, 11/15/26^	6,198,798
600,000	0.875%, 08/15/17~	600,706

	Total U.S. Government and Agency Securities (Cost $6,791,872)	6,799,504

NUMBER OF SHARES		VALUE
Exchange-Traded Fund (0.3%)
	Financials (0.3%)
21,750	iShares NASDAQ Biotechnology ETF^ (Cost $6,101,534)	6,048,023

Convertible Preferred Stocks (8.9%)
	Consumer Staples (0.6%)
111,900	Bunge, Ltd. 4.875%	11,199,310

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Energy (0.7%)
84,885	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)‡§ 4.184%	$5,928,241
114,350	Hess Corp. 8.000%	7,374,431
		13,302,672

	Health Care (1.5%)
17,847	Allergan, PLC 5.500%	14,125,722
274,345	Anthem, Inc. 5.250%	13,289,272
		27,414,994

	Industrials (0.4%)
122,000	Rexnord Corp. 5.750%	6,475,760

	Materials (0.1%)
57,800	Arconic, Inc. 5.375%	2,119,526

	Real Estate (0.9%)
	American Tower Corp.
130,000	5.250%µ	13,261,300
24,000	5.500%	2,419,920
		15,681,220

	Telecommunication Services (1.0%)
59,750	Alibaba Exchangeable (Softbank)*§ 5.750%	7,389,581
108,000	T-Mobile USA, Inc. 5.500%	11,033,280
		18,422,861

	Utilities (3.7%)
	Dominion Resources, Inc.
270,000	6.375%	13,670,100
40,398	6.750%	2,050,199
144,600	DTE Energy Company 6.500%	7,607,536
336,800	Exelon Corp.^ 6.500%	16,695,176
126,000	Great Plains Energy, Inc. 7.000%	6,454,980
	NextEra Energy, Inc.
231,000	6.371%	13,610,520
124,600	6.123%	6,238,722
		66,327,233

	Total Convertible Preferred Stocks (Cost $156,317,236)	160,943,576

Common Stocks (85.4%)
	Consumer Discretionary (12.8%)
14,300	Advance Auto Parts, Inc.	2,348,632
36,300	Amazon.com, Inc.^#	29,892,324
185,615	Carnival Corp.^µ	10,279,359
300,000	Comcast Corp. - Class A^µ	22,626,000

NUMBER OF SHARES		VALUE
650,000	Ford Motor Company^	$8,034,000
154,993	General Motors Company, Inc.	5,674,294
194,215	Home Depot, Inc.	26,720,099
94,000	Lowe’s Companies, Inc.	6,869,520
123,000	McDonald’s Corp.^µ	15,076,110
438,842	Newell Rubbermaid, Inc.^µ	20,770,392
221,250	Nike, Inc. - Class B^µ	11,704,125
474,000	Starbucks Corp.^µ	26,174,280
153,000	TJX Companies, Inc.µ	11,462,760
49,999	TopBuild Corp.#	1,855,463
201,000	Walt Disney Company^µ	22,240,650
60,000	Whirlpool Corp.µ	10,493,400
		232,221,408

	Consumer Staples (8.5%)
505,000	Coca-Cola Company	20,992,850
165,000	Costco Wholesale Corp.^µ	27,051,750
400,000	Mondelez International, Inc. - Class A	17,712,000
189,300	PepsiCo, Inc.^µ	19,645,554
120,000	Philip Morris International, Inc.^µ	11,535,600
342,000	Procter & Gamble Company	29,959,200
170,835	Wal-Mart Stores, Inc.µ	11,401,528
177,650	Walgreens Boots Alliance, Inc.^µ	14,556,641
		152,855,123

	Energy (6.7%)
475,000	BP, PLC	17,090,500
325,000	Chevron Corp.^µ	36,188,750
60,000	Diamond Offshore Drilling, Inc.^#	982,800
117,000	EOG Resources, Inc.	11,884,860
360,000	Exxon Mobil Corp.^	30,200,400
137,300	Halliburton Company	7,767,061
26,500	Pioneer Natural Resources Companyµ	4,776,095
156,200	Schlumberger, Ltd.µ	13,075,502
		121,965,968

	Financials (15.1%)
165,000	American Express Company^	12,602,700
292,940	American International Group, Inc.	18,824,324
772,250	Bank of America Corp.	17,483,740
214,375	Bank of New York Mellon Corp.^µ	9,588,994
161,625	BB&T Corp.^	7,465,459
945,000	Citigroup, Inc.	52,759,350
125,000	Discover Financial Services	8,660,000
175,050	First Republic Bank^	16,512,466
672,000	JPMorgan Chase & Company^µ	56,871,360
203,205	MetLife, Inc.	11,056,384
180,000	Morgan Stanley	7,648,200
68,275	PNC Financial Services Group, Inc.µ	8,224,407
277,726	Synchrony Financialµ	9,948,145
641,029	Wells Fargo & Company	36,109,164
		273,754,693

	Health Care (11.8%)
139,700	Abbott Laboratories	5,835,269
46,225	Aetna, Inc.	5,482,747
181,015	Baxter International, Inc.	8,672,429
104,400	Cardinal Health, Inc.^	7,825,824
81,000	Celgene Corp.#	9,408,150
51,225	Edwards Lifesciences Corp.^#	4,929,894
300,000	Eli Lilly and Company	23,109,000
130,000	Gilead Sciences, Inc.	9,418,500

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
275,000		Johnson & Johnson	$31,143,750
98,200		Medtronic, PLC	7,465,164
331,975		Merck & Company, Inc.	20,579,130
1,079,500		Pfizer, Inc.^µ	34,252,535
93,375		Stryker Corp.^	11,534,614
42,800		Thermo Fisher Scientific, Inc.^	6,522,292
139,700		UnitedHealth Group, Inc.µ	22,645,370
45,815		Zimmer Biomet Holdings, Inc.µ	5,421,289
			214,245,957

		Industrials (11.0%)
261,965		CSX Corp.	12,152,556
162,000		Delta Air Lines, Inc.^	7,652,880
185,000		Eaton Corp., PLC	13,094,300
176,000		Fortune Brands Home & Security, Inc.^µ	9,702,880
1,087,514		General Electric Company	32,299,166
118,650		Honeywell International, Inc.^µ	14,038,668
46,281		Lockheed Martin Corp.	11,631,804
450,000		Masco Corp.	14,827,500
33,000		Northrop Grumman Corp.µ	7,559,640
135,000	EUR	Siemens, AG	16,941,399
246,625		Southwest Airlines Companyµ	12,900,954
188,000		Union Pacific Corp.^µ	20,037,040
109,300		United Parcel Service, Inc. - Class Bµ	11,927,909
120,464		United Technologies Corp.µ	13,211,287
			197,977,983

		Information Technology (14.7%)
148,700		Accenture, PLC - Class A	16,932,469
38,600		Alphabet, Inc. - Class A#	31,659,334
12,534		Alphabet, Inc. - Class C#	9,986,966
504,140		Apple, Inc.	61,177,389
547,000		Applied Materials, Inc.	18,734,750
49,575		Broadcom, Ltd.	9,890,212
195,000		Facebook, Inc. - Class A^#	25,412,400
56,750		Lam Research Corp.^	6,518,305
89,000		MasterCard, Inc. - Class A	9,463,370
721,800		Microsoft Corp.^µ	46,664,370
300,000		Nintendo Company, Ltd.µ	7,701,540
1,820,000		Nokia Corp.^µ	8,226,400
160,000		Visa, Inc. - Class A^~	13,233,600
			265,601,105

		Materials (1.7%)
400,000		Dow Chemical Company^	23,852,000
99,750		E.I. du Pont de Nemours and Company	7,531,125
			31,383,125

		Real Estate (0.6%)
70,275		Crown Castle International Corp.	6,172,253
56,400		Welltower, Inc.	3,739,320
			9,911,573

		Telecommunication Services (2.5%)
615,000		AT&T, Inc.^µ	25,928,400
450,000	EUR	Orange, SA	6,985,999
261,000		Verizon Communications, Inc.^µ	12,791,610
			45,706,009

		Total Common Stocks (Cost $1,421,547,296)	1,545,622,944

NUMBER OF SHARES		VALUE

Right (0.0%) #
	Consumer Discretionary (0.0%)
22,573	Motors Liquidation Company (Cost $—)	$179,342

Warrant (0.1%) #
	Consumer Discretionary (0.1%)
88,470	General Motors Company, Inc. 07/10/19, Strike $18.33 (Cost $5,539,299)	1,667,660

NUMBER OF CONTRACTS		VALUE

Purchased Options (0.1%) #
	Information Technology (0.0%)
2,640	Advanced Micro Devices, Inc. Put, 02/03/17, Strike $10.00	100,320

	Other (0.1%)
	S&P 500 Index
496	Put, 02/28/17, Strike $2,250.00	731,600
441	Put, 02/28/17, Strike $2,200.00	313,110
		1,044,710

	Total Purchased Options (Premium $3,809,650)	1,145,030

NUMBER OF SHARES		VALUE

Short Term Investments (5.3%)
47,653,834	Fidelity Prime Money Market Fund - Institutional Class	47,672,895
47,560,213	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	47,560,213

	Total Short Term Investments (Cost $95,232,644)	95,233,108

TOTAL INVESTMENTS (137.0%) (Cost $2,331,320,934)		2,478,450,863

LIABILITIES, LESS OTHER ASSETS (-37.0%)		(668,933,234)

NET ASSETS (100.0%)		$1,809,517,629

NUMBER OF CONTRACTS		VALUE

Written Options (0.0%) #
	Information Technology (0.0%)
2,640	Advanced Micro Devices, Inc. Call, 02/03/17, Strike $11.00	(84,480)

	Other (0.0%)
397	S&P 500 Index Put, 02/28/17, Strike $2,100.00	(97,265)

Total Written Options (Premium $557,880)	(181,745)

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $512,009,756. $161,092,743 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $766,126.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

INTEREST RATE SWAPS
COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR quarterly	07/05/17	$52,000,000	$30,796
BNP Paribas, SA	1.009% quarterly	3 month LIBOR quarterly	06/12/17	47,000,000	2,816
					$33,612

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:*

Cost basis of investments	$2,331,320,934
Gross unrealized appreciation	306,745,356
Gross unrealized depreciation	(159,615,427)
Net unrealized appreciation (depreciation)	$147,129,929

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the "BNP Agreement") with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $415.0 million and a lending agreement ("Lending Agreement"), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, "Agreements") with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $415.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2017, the average borrowings under the Agreements were $682.0 million. For the period ended January 31, 2017, the average interest rate was 1.55%. As of January 31, 2017, the amount of total outstanding borrowings was $682.0 million ($170.5 million under the BNP Agreement and $511.5 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2017 was 1.10%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities, or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of January 31, 2017, the Fund used approximately $398.6 million of its cash collateral to offset the SSB Agreement, representing 16.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.75%, which can fluctuate depending on interest rates. As of January 31, 2017, approximately $389.4 million of securities were on loan ($113.5 million of fixed income securities and $275.9 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$398,448,866	$—	$398,448,866
Convertible Bonds	—	262,362,810	—	262,362,810
U.S. Government and Agency Securities	—	6,799,504	—	6,799,504
Exchange-Traded Funds	6,048,023	—	—	6,048,023
Convertible Preferred Stocks	128,818,908	32,124,668	—	160,943,576
Common Stocks U.S.	1,513,994,006	7,701,540	—	1,521,695,546
Common Stocks Foreign	16,941,399	6,985,999	—	23,927,398
Rights	—	179,342	—	179,342
Warrants	1,667,660	—	—	1,667,660
Purchased Options	1,145,030	—	—	1,145,030
Short Term Investments	95,233,108	—	—	95,233,108
Total	$1,763,848,134	$714,602,729	$—	$2,478,450,863
Assets:
Interest Rate Swaps	$—	$33,612	$—	$33,612
Total	$—	$33,612	$—	$33,612
Liabilities:
Written Options	$181,745	$—	$—	$181,745
Total	$181,745	$—	$—	$181,745

	TRANSFERS	TRANSFERS	TRANSFERS	TRANSFERS
	IN TO	OUT OF	IN TO	OUT OF
	LEVEL 1	LEVEL 1*	LEVEL 2*	LEVEL 2
Investments at Value:
Common Stocks Foreign	$16,941,399	$—	$—	$16,941,399
Total	$16,941,399	$—	$—	$16,941,399

* Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	March 3, 2017